BUSINESS COMBINATION - Additional Information (Detail)	1 Months Ended		12 Months Ended				1 Months Ended
	Jul. 20, 2011 Qunar USD ($)	Jul. 20, 2011 Qunar CNY	Dec. 31, 2011 Qunar USD ($)	Dec. 31, 2011 Qunar CNY	Jul. 20, 2011 Qunar Redeemable Noncontrolling Interest	Jul. 20, 2011 Qunar Noncontrolling Interest	Jul. 20, 2011 Qunar Trademarks USD ($) Year	Jul. 20, 2011 Qunar Trademarks CNY Year	Jul. 20, 2011 Qunar Customer relationships USD ($) Year	Jul. 20, 2011 Qunar Customer relationships CNY Year	Jul. 20, 2011 Qunar Software USD ($) Year	Jul. 20, 2011 Qunar Software CNY Year	Jul. 20, 2011 Qunar User List USD ($) Year	Jul. 20, 2011 Qunar User List CNY Year	Dec. 31, 2011 Other Acquirees USD ($)	Dec. 31, 2011 Other Acquirees CNY
Business Acquisition [Line Items]
Business combination, percentage of equity interests acquired	62.01%	62.01%
Business combination, purchase consideration	$ 300,280,000	1,939,569,000
Business combination, cash paid upon acquisition	260,100,000
Business combination, amount deposited in an escrow account	40,180,000
Business combination, escrow period	18 months	18 months
Business combination, fair value assigned to acquired finite-lived intangible assets by major class							50,460,000	317,600,000	35,220,000	221,700,000	2,260,000	14,200,000	25,110,000	158,070,000
Business combination, estimated useful life assigned to acquired finite-lived intangible assets by major class							10	10	10	10	5	5	3	3
Business combination, acquisition related costs			1,210,000	7,580,000
Business combination, amount of revenue of the acquiree included in the Company's consolidated statements of comprehensive income from the acquisition date			23,370,000	147,080,000
Business combination, amount of net income of the acquiree included in the Company's consolidated statements of comprehensive income from the acquisition date			420,000	2,640,000
Percentage of equity interest held by the noncontrolling shareholders of the acquiree or the majority-owned subsidiary					34.25%	3.74%
Business combination, redemption price per share for redeemable noncontrolling interests of the acquiree	$ 1.4553
Business combination, goodwill	356,635,000	2,294,266,000													27,740,000	174,610,000
Business combination, intangible assets	113,057,000	711,570,000													5,090,000	32,040,000
Business combination, liabilities assumed															$ 5,990,000	37,720,000